Intangible Asset (Details) - CNY (¥) ¥ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019
Intangible Asset
Beginning balance	¥ 1,994,292	¥ 2,579,338	¥ 2,579,338
Amortization	(472,564)		(619,733)
Foreign currency translation difference	(34,769)		34,687
Ending balance	1,486,959		¥ 1,994,292
Impairment charges	¥ 0	¥ 0